Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,305,295.65

Principal:
Principal Collections	$23,470,962.25
Prepayments in Full	$14,960,379.66
Liquidation Proceeds	$208,577.18
Recoveries	$(402.29)
Sub Total	$38,639,516.80
Collections	$40,944,812.45

Purchase Amounts:
Purchase Amounts Related to Principal	$122,543.65
Purchase Amounts Related to Interest	$330.17
Sub Total	$122,873.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,067,686.27

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,067,686.27
Servicing Fee	$934,499.32	$934,499.32	$0.00	$0.00	$40,133,186.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,133,186.95
Interest - Class A-2 Notes	$50,545.97	$50,545.97	$0.00	$0.00	$40,082,640.98
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$39,968,875.98
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$39,913,750.98
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,913,750.98
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$39,890,726.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,890,726.81
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$39,872,522.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,872,522.14
Regular Principal Payment	$45,153,678.33	$39,872,522.14	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$41,067,686.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,872,522.14
Total					$39,872,522.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$39,872,522.14	$87.62	$50,545.97	$0.11	$39,923,068.11	$87.73
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$39,872,522.14	$30.30	$260,664.81	$0.20	$40,133,186.95	$30.50

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$356,795,094.61	0.7840617	$316,922,572.47	0.6964413
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,012,645,094.61	0.7695573	$972,772,572.47	0.7392563

Pool Information
Weighted Average APR	2.449%	2.442%
Weighted Average Remaining Term	53.73	52.90
Number of Receivables Outstanding	37,482	36,382
Pool Balance	$1,121,399,182.09	$1,082,497,091.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,042,868,733.13	$1,006,756,819.08
Pool Factor	0.7922288	0.7647459

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$75,740,272.30
Targeted Overcollateralization Amount	$115,005,675.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,724,518.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$139,627.97
(Recoveries)		3	$(402.29)
Net Loss for Current Collection Period			$140,030.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1498%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0518%
Second Prior Collection Period			0.0599%
Prior Collection Period			0.0520%
Current Collection Period			0.1525%
Four Month Average (Current and Prior Three Collection Periods)			0.0790%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		437	$381,565.21
(Cumulative Recoveries)			$428.67
Cumulative Net Loss for All Collection Periods			$381,136.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0269%

Average Realized Loss for Receivables that have experienced a Realized Loss			$873.15
Average Net Loss for Receivables that have experienced a Realized Loss			$872.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.48%	165	$5,236,272.55
61-90 Days Delinquent	0.05%	19	$516,684.81
91-120 Days Delinquent	0.01%	4	$89,569.99
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.54%	188	$5,842,527.35

Repossession Inventory:
Repossessed in the Current Collection Period		12	$450,599.62
Total Repossessed Inventory		18	$681,809.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0338%
Prior Collection Period			0.0640%
Current Collection Period			0.0632%
Three Month Average			0.0537%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0560%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	8

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	125	$4,422,703.67
2 Months Extended	119	$4,118,893.83
3+ Months Extended	16	$661,417.21

Total Receivables Extended	260	$9,203,014.71

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer